Note 4 - Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of disaggregation of revenue from contracts with customers [text block]
	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Revenue by customer location	2016	2016	2017	2018
Ireland	32,730	9,310	63,152	76,791
Russia	13,883	2,868	18,251	17,356
Other	41,904	6,589	47,490	78,129
Total	88,518	18,767	128,893	172,276
	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
	November 3,	December 31,	December 31,	December 31,
[US$ thousands]	2016	2016	2017	2018
Customer group 1	33,265	7,561	55,685	67,882
Customer group 2	12,775	2,594	16,604	17,017
	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Revenue type	2016	2016	2017	2018
Search	44,347	10,215	68,192	80,204
Advertising	27,960	5,219	41,047	59,895
Retail	—	—	—	9,287
Technology licensing and other revenue	16,211	3,333	19,653	22,890
Total	88,518	18,767	128,893	172,276

Disclosure of other operating income [text block]
	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Other income	2016	2016	2017	2018
Proceeds allocated to divestment of IP	—	—	7,800	—
Cost of technology license obtained from	—	—	—	—
Otello Corporation ASA	—	—	(2,000)	—
Book value of associated capitalized development costs	—	—	(256)	—
Legal fees related to the divestment process	—	—	(84)	—
Total	—	—	5,460	—